Employee Benefits	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan (the “Plan”) covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 3.00% in 2016 and 2.75% of each eligible participant’s compensation in 2015 and 2014. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $338 thousand, $304 thousand, and $269 thousand for 2016, 2015, and 2014, respectively.

The Company’s stock option plan expired in 2013 and the last options outstanding were exercised in 2016. No stock options were granted nor did any share awards vest during the three years presented.

The following table summarizes stock options activity for the years ended December 31:

		2016			2015			2014
	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price
Outstanding at beginning of year	5,952		$18.00	11,904		$18.00	30,760		$17.90
Granted	–		–	–		–	–		–
Exercised	(5,952)		(18.00)	(5,952)		(18.00)	(18,856)		(17.84)
Forfeited	–			–			–

Outstanding at end of year	–		–	5,952		18.00	11,904		18.00

Options exercisable at year-end	–		$–	5,952		$18.00	11,904		$18.00
Weighted-average fair value of options granted during year	N/A		N/A			N/A			N/A

There were no options outstanding at December 31, 2016. The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $39 thousand at December 31, 2015.